Income Taxes - Reconciliation of Unrecognized Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 20,817	$ 16,512	$ 11,252
Additions based on tax positions related to current year	137	4,779	5,273
Reductions for tax positions of prior years	0	(474)	(13)
Ending balance	20,954	20,817	$ 16,512
Unrecognized tax benefits, income tax penalties and interest expense	$ 5,100	$ 2,900